SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 21,729	$ 142,183
Work in progress	127,614	191,569
Raw materials	245,315	183,149
Less: inventory write down	(103,629)	(153,938)
Total	$ 291,029	$ 362,963